Acquisition Table (Details) - USD ($) $ in Millions	3 Months Ended	11 Months Ended	12 Months Ended
	Apr. 01, 2022	Nov. 30, 2022	Dec. 31, 2022
Gladieux Capital Partners, LLC
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment	$ 73
Change in goodwill	20
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill	98
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities	(88)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Cash and Equivalents	(15)
Business Combination, Consideration Transferred	252
Purchase price	267
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Inventory	108
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets, Other	$ 56
Peerless Oil & Chemicals, Inc.
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment		$ 65
Change in goodwill		11	$ 13
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities		(15)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Deferred Tax Liabilities		(11)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Cash and Equivalents		(9)
Business Combination, Consideration Transferred		67
Purchase price		76
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets, Other		$ 26